UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington,D.C.  20549

FORM 13F

FORM 13F COVER PAGE


Report for Calendar Year or Quarter ended:  March 31, 2003

Check here if Amendment [] ; Amendment Number:
 This Amendment(Check only one):	[]is a restatement.
			[]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Noroian Steven A. & Associates Inc/CA
Address:	100 Pine Street
	Suite #2800
	San Francisco, CA  94111

Form 13F File Number: 28-5832

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements schedules, lists and tables, are considered integral parts of this form.

Person signing this report on behalf of Reporting Manager:

Name:	Michael McNeill
Title:	Vice President
Phone:	415-398-8766

Signature, Place, and Date of Signing:

	Michael McNeill, San Francisco  May 7, 2003

Report Type (Check only one.):

[X]	13F	HOLDINGS REPORT.
[ ]	13F	NOTICE.
[ ]	13F	COMBINATION REPORT.



FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		20

Form 13F Information Table Value Total:		$41,491

List of Other Included Managers:

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
APOLLO GROUP INC - CL A        COM              037604105     2930 58715.000SH       SOLE                58715.000
BALL CORP                      COM              058498106     2794 50165.000SH       SOLE                50165.000
BRISTOL MYERS SQUIBB           COM              110122108      765 36210.000SH       SOLE                36210.000
CANADIAN NATIONAL RAILWAY CO.  COM              136375102     2401 56095.000SH       SOLE                56095.000
COCA-COLA ENTERPRISES          COM              191219104     1606 85925.000SH       SOLE                85925.000
CONOCOPHILLIPS                 COM              20825C104     2322 43325.000SH       SOLE                43325.000
EXXON MOBIL CORP               COM              30231G102      226 6480.000 SH       SOLE                 6480.000
FOREST LABORATORIES INC        COM              345838106     3996 74040.000SH       SOLE                74040.000
HEWLETT PACKARD CO             COM              428236103     1533 98608.000SH       SOLE                98608.000
INTEL CORP                     COM              458140100     1478 90794.000SH       SOLE                90794.000
JOHNSON & JOHNSON              COM              478160104     2964 51220.000SH       SOLE                51220.000
LABORATORY CORP OF AMERICA     COM              50540r409     2438 82235.000SH       SOLE                82235.000
MEDTRONIC INC                  COM              585055106     2983 66120.000SH       SOLE                66120.000
MICROSOFT CORP                 COM              594918104     2218 91620.000SH       SOLE                91620.000
NOBLE CORPORATION              COM              G65422100     2518 80130.000SH       SOLE                80130.000
SUN MICROSYSTEMS INC           COM              866810104      393 120470.000SH      SOLE               120470.000
TARGET CORP                    COM              87612E106     2145 73320.000SH       SOLE                73320.000
VARIAN MEDICAL SYSTEMS INC.    COM              92220P105     3064 56810.000SH       SOLE                56810.000
WELLS FARGO & COMPANY          COM              949746101      424 9435.000 SH       SOLE                 9435.000
WHOLE FOODS MARKET INC         COM              966837106     2291 41175.000SH       SOLE                41175.000